Schedule Of finance cost and credited (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Working Capital Facilities
Promissory Note opening balance	$ 1,026	$ 4,363
Finance cost	37	126
Repayment of Promissory Note		(4,489)
Repayment of Promissory Note(i)	(507)
Finance cost paid with options(i)	(37)
Promissory Note(ii) issued		1,050
Repayment of Promissory Note(i)		(24)
Promissory Note Ending balance	$ 519	$ 1,026